Additional capital disclosures	12 Months Ended
Mar. 31, 2023
Capital structure [abstract]
Additional capital disclosures

23. Additional capital disclosures

The key objective of the Company’s capital management is to ensure that it maintains a stable capital structure with the focus on total equity to uphold investor, creditor, and customer confidence and to ensure future development of its business. The Company’s focus is to keep strong total equity base to ensure independence, security, as well as a high financial flexibility for potential future borrowings, if required without impacting the risk profile of the Company.

The Company’s goal is to continue to be able to return excess liquidity to shareholders by continuing to distribute annual dividends in future periods. The amount of future dividends/ buyback of equity shares will be balanced with efforts to continue to maintain an adequate liquidity status.

The capital structure as at March 31, 2022 and 2023 was as follows:

	As at March 31,
	2022		2023		% Change
Equity attributable to the equity shareholders of the Company	₹	658,158	₹	781,164	18.7%
As percentage of total capital		79%		82%

Current loans, borrowings and bank overdrafts		95,233		88,821
Non-current long-term loans and borrowings		56,463		61,272
Lease liabilities		24,233		24,573
Total loans, borrowings and bank overdrafts and lease liabilities	₹	175,929	₹	174,666	(0.7)%
As percentage of total capital		21%		18%

Total capital	₹	834,087	₹	955,830	14.6%

Loans and borrowings represent 21% and 18% of total capital as at March 31, 2022 and 2023, respectively. The Company is not subjected to any externally imposed capital requirements.